UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2006

Check here if Amendment [     ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Montag & Caldwell, Inc.
Address:        3455 Peachtree Rd NE
                Suite 1200
                Atlanta, GA 30326

13F File Number:  28-288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Rebecca M. Keister
Title:          Executive Vice President and Chief Compliance Officer
Phone:          404-836-7141
Signature, Place, and Date of Signing

Rebecca M. Keister, Atlanta, GA   August 2, 2006


Report Type (Check only one.):

[  X  ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[     ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------
028-01190                        FRANK RUSSELL CO




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 86

Form 13F Information Table Value Total: 18,441,604 (x1000)



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      842 19300.000SH       SOLE                 6500.000         12800.000
American Express Co            COM              025816109   542761 10198446.000SH    SOLE              7975381.000       2223065.000
                                                             71102 1336000.000SH     OTHER                               1336000.000
American Int'l Group           COM              026874107   407697 6904257.000SH     SOLE              5339742.000       1564515.000
                                                             47240 800000.000SH      OTHER                                800000.000
Amgen                          COM              031162100   446151 6839662.000SH     SOLE              5341344.000       1498318.000
                                                             58055 890000.000SH      OTHER                                890000.000
Apple Computer Inc Com         COM              037833100   245539 4287392.000SH     SOLE              3340862.000        946530.000
                                                             32930 575000.000SH      OTHER                                575000.000
Baker Hughes Inc               COM              057224107   418018 5107131.000SH     SOLE              4008779.000       1098352.000
                                                             56067 685000.000SH      OTHER                                685000.000
Berkshire Hathaway Inc-Cl A    COM              084670108      550    6.000 SH       SOLE                    6.000
Caremark RX, Inc               COM              141705103   477982 9584567.000SH     SOLE              7499652.000       2084915.000
                                                             59844 1200000.000SH     OTHER                               1200000.000
Cisco Sys Inc Com              COM              17275R102     5441 278615.000SH      SOLE                 4000.000        274615.000
Coca-Cola Co                   COM              191216100      545 12660.000SH       SOLE                 7450.000          5210.000
Colgate-Palmolive Co           COM              194162103   542961 9064456.000SH     SOLE              7110358.000       1954098.000
                                                             79787 1332000.000SH     OTHER                               1332000.000
ConocoPhillips                 COM              20825C104   372230 5680294.000SH     SOLE              4459924.000       1220370.000
                                                             49344 753000.000SH      OTHER                                753000.000
Costco Wholesale Corp-New      COM              22160K105   251117 4395548.000SH     SOLE              3434319.000        961229.000
                                                             26508 464000.000SH      OTHER                                464000.000
Disney, Walt Co                COM              254687106      492 16396.000SH       SOLE                16396.000
Electronic Arts, Inc.          COM              285512109      263 6100.000 SH       SOLE                 6100.000
Exxon Mobil Corp               COM              30231G102     1062 17309.000SH       SOLE                17309.000
Genentech, Inc.                COM              368710406   511831 6257105.000SH     SOLE              4924919.000       1332186.000
                                                             69939 855000.000SH      OTHER                                855000.000
General Electric Co            COM              369604103   753347 22856424.000SH    SOLE             17955356.000       4901068.000
                                                            100363 3045000.000SH     OTHER                               3045000.000
Google Inc Cl A                COM              38259P508   623201 1486184.000SH     SOLE              1163159.000        323025.000
                                                             83866 200000.000SH      OTHER                                200000.000
Halliburton Co Com             COM              406216101   734517 9897823.000SH     SOLE              7725665.000       2172158.000
                                                            103894 1400000.000SH     OTHER                               1400000.000
Hewlett Packard Co Com         COM              428236103   486659 15361717.000SH    SOLE             12003572.000       3358145.000
                                                             63360 2000000.000SH     OTHER                               2000000.000
Illinois Tool Works            COM              452308109      836 17600.000SH       SOLE                  800.000         16800.000
Intel Corp                     COM              458140100      492 25900.000SH       SOLE                25900.000
Int'l Business Machines        COM              459200101      543 7064.000 SH       SOLE                 7064.000
Johnson & Johnson              COM              478160104     1366 22794.000SH       SOLE                22794.000
Kohls Corp Com                 COM              500255104   331874 5613567.000SH     SOLE              4387698.000       1225869.000
                                                             45700 773000.000SH      OTHER                                773000.000
Lauder Estee Cos Inc Cl A      COM              518439104   402413 10406330.000SH    SOLE              8151463.000       2254867.000
                                                             51044 1320000.000SH     OTHER                               1320000.000
Eli Lilly & Co                 COM              532457108   550474 9959721.000SH     SOLE              7688706.000       2271015.000
                                                             73233 1325000.000SH     OTHER                               1325000.000
Maxim Integrated Products      COM              57772K101   169285 5272051.000SH     SOLE              4142221.000       1129830.000
                                                             22477 700000.000SH      OTHER                                700000.000
McDonald's Corp                COM              580135101   327897 9758840.000SH     SOLE              7631938.000       2126902.000
                                                             48216 1435000.000SH     OTHER                               1435000.000
Medtronic Inc                  COM              585055106   394390 8405585.000SH     SOLE              6576413.000       1829172.000
                                                             53723 1145000.000SH     OTHER                               1145000.000
Merrill Lynch & Co Inc Com     COM              590188108     2386 34300.000SH       SOLE                34300.000
Microsoft Corp                 COM              594918104     2770 118900.000SH      SOLE                43900.000         75000.000
Nike Inc Class B               COM              654106103   406356 5016743.000SH     SOLE              3926310.000       1090433.000
                                                             52731 651000.000SH      OTHER                                651000.000
Nokia Corp Sponsored ADR       COM              654902204      324 16000.000SH       SOLE                16000.000
Occidental Pete Cp Del Com     COM              674599105   664446 6479235.000SH     SOLE              5075560.000       1403675.000
                                                             90244 880000.000SH      OTHER                                880000.000
Omnicom Group                  COM              681919106   372558 4181813.000SH     SOLE              3277738.000        904075.000
                                                             49445 555000.000SH      OTHER                                555000.000
Paychex Inc.                   COM              704326107   456891 11721169.000SH    SOLE              9165322.000       2555847.000
                                                             58470 1500000.000SH     OTHER                               1500000.000
Pepsico Inc                    COM              713448108   797915 13289720.000SH    SOLE             10389128.000       2900592.000
                                                            104770 1745000.000SH     OTHER                               1745000.000
Procter & Gamble Co            COM              742718109   757982 13632773.000SH    SOLE             10669371.000       2963402.000
                                                            100636 1810000.000SH     OTHER                               1810000.000
Qualcomm Inc Com               COM              747525103   343639 8575979.000SH     SOLE              6570401.000       2005578.000
                                                             53694 1340000.000SH     OTHER                               1340000.000
Research In Motion             COM              760975102   450000 6449760.000SH     SOLE              5315255.000       1134505.000
                                                             53025 760000.000SH      OTHER                                760000.000
Royal Dutch Shell PLC Spons AD COM              780259206      268 4008.000 SH       SOLE                 4008.000
Schlumberger                   COM              806857108   793645 12189287.000SH    SOLE              9533360.000       2655927.000
                                                            106780 1640000.000SH     OTHER                               1640000.000
Seagate Technology Escrow      COM              811804988        0 67500.000SH       SOLE                67500.000
Starbucks Corp Com             COM              855244109   174260 4614945.000SH     SOLE              3595390.000       1019555.000
                                                             23789 630000.000SH      OTHER                                630000.000
State Str Corp Com             COM              857477103      325 5600.000 SH       SOLE                 5600.000
Stryker Corp Com               COM              863667101   508886 12084679.000SH    SOLE              9470742.000       2613937.000
                                                             69060 1640000.000SH     OTHER                               1640000.000
3M Company                     COM              88579Y101   736667 9120553.000SH     SOLE              7135281.000       1985272.000
                                                             93693 1160000.000SH     OTHER                               1160000.000
United Parcel Service-Cl B     COM              911312106   640551 7780290.000SH     SOLE              6088386.000       1691904.000
                                                             82330 1000000.000SH     OTHER                               1000000.000
Walgreen Co Com                COM              931422109   170665 3806080.000SH     SOLE              2970475.000        835605.000
                                                             22420 500000.000SH      OTHER                                500000.000
Wrigley WM JR Co Com           COM              982526105      515 11350.000SH       SOLE                 6975.000          4375.000